UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2007




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2007

[LOGO OF USAA]
   USAA(R)

                               USAA TREASURY MONEY
                                      MARKET Trust(R)

                                   [GRAPHIC OF USAA TREASURY MONEY MARKET TRUST]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2007

                                          (c) 2008, USAA.  All rights reserved.

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-USAA.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                    2

MANAGER'S COMMENTARY                                                          4

INVESTMENT OVERVIEW                                                           6

FINANCIAL INFORMATION

   Portfolio of Investments                                                  10

   Notes to Portfolio of Investments                                         11

   Financial Statements                                                      12

   Notes to Financial Statements                                             15

EXPENSE EXAMPLE                                                              23

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2008, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                  ...I EXPECT MARKET VOLATILITY TO CONTINUE OVER
[PHOTO OF CHRISTOPHER W. CLAUS]         THE NEAR TERM. LONG TERM, HOWEVER,
                                    I BELIEVE PATIENCE - AND QUALITY INVESTMENT
                                           MANAGEMENT - CAN WIN THE DAY.

                                                      "

                                                                   December 2007
--------------------------------------------------------------------------------

         When I wrote to you six months ago, the stock market was up. The Dow Jones Industrial Average, for example, had climbed about 9% during the first five months of the year. This strong performance prompted me to ask: "Is this as good as it gets for 2007?" And from the vantage point of December, it appears that the answer was "yes."

         During the summer, questions about subprime lending took center stage, and market volatility increased, with many days of double-digit declines and double-digit advances. Investor complacency about market risk collapsed as years of abnormally low interest rates, easy liquidity, and housing price appreciation came to an end. Meanwhile, international, emerging markets, and gold stocks continued to post strong absolute returns.

         As a result, we are moving into 2008 with more questions and concerns than we usually have at the beginning of a new year. The central issue
         - whether the slowing U.S. economy could slip into recession. And, if America's economy stumbles, will the world economy be able to maintain a reasonable rate of growth? No one knows, of course, but I believe the U.S. housing market will determine whether the U.S. economy goes into a recession.

         Until last year, the run-up in housing prices helped boost economic growth. Large numbers of people were able to take equity out of their homes to support their spending. (Consumer spending is important because it accounts for two-thirds of total economic activity.) Unfortunately, many Americans already carry too much debt and seem unlikely to receive new loans from banks, which are reluctant to lend on collateral (housing) that is declining in value. Furthermore, it could take several years to work through the current oversupply of unsold homes, keeping downward pressure on housing prices for a while.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         If the consumer responds by pulling back on spending, corporations could follow suit in an effort to support earnings. The combination of decreased consumer and corporate spending could tip the economy into a mild recession.

         Given the uncertain economic picture, I expect market volatility to continue over the near term. Long term, however, I believe patience - and quality investment management - can win the day.

         o For   discerning   investors,   U.S.   large-cap   stocks  may  offer
           opportunity; they appear attractively priced.

         o Gold stocks have performed well. Because gold is negatively correlated with the U.S. dollar, these securities have benefited from the weakness of the dollar. Going forward, I see gold prices being more influenced by inflation, with an outlook on gold that is neutral to positive.

         o International and emerging markets equities, which have appreciated significantly over the past five years, could see a pullback in prices. Yet, over time, the outlook appears positive. Of particular note: the emerging markets. Besides an increasing number of exports, these economies have a burgeoning middle class that provides them with home-grown consumers. Investors with a long-term horizon and a tolerance for volatility still could find potential in these markets.

         Whatever happens in the months ahead, USAA Investment Management Company will continue working hard for you. From all of us here, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board
         USAA Mutual Funds Trust

         THE DOW JONES INDUSTRIAL AVERAGE IS A PRICE-WEIGHTED AVERAGE OF 30 ACTIVELY TRADED BLUE CHIP STOCKS, PRIMARILY INDUSTRIALS.

         Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF TONY ERA]  TONY ERA
                       USAA Investment Management Company

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six-month period ended November 30, 2007, the USAA Treasury Money Market Trust had a total return of 2.18%. This compares to an average return of 1.97% for similar Treasury and repurchase agreement
         (repo) funds tracked by iMoney Net, Inc.

         As of November 30, the Fund's seven-day yield was 3.29%.

PLEASE DESCRIBE THE MARKET ENVIRONMENT DURING THE REPORTING PERIOD.

         In September, the Federal Reserve Board (the Fed) reduced short-term interest rates to 4.75% from the previous level of 5.25%. On October 31, the Fed followed through with an additional 25-basis-point rate cut to 4.50%. These accommodative Fed moves were in response to a liquidity squeeze in the credit markets sparked by problems in the subprime mortgage sector. In addition, investor fears sparked a flight to quality that resulted in decreasing yields on U.S. Treasuries.

WHAT STRATEGIES DID YOU PURSUE IN THIS ENVIRONMENT?

         The decline in yields made repurchase agreements backed by Treasuries a higher yielding alternative to the lower rates directly available in the Treasury market. Treasuries were purchased selectively during the period.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 7 FOR THE IMONEYNET, INC. DEFINITION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

WHAT'S YOUR OUTLOOK?

         We believe the likelihood of further Fed rate cuts remains high over the near term as the Fed attempts to limit the impact of the housing market's slowdown on the general economy. Regardless of the Fed's timing, we will continue to manage your Fund to seek to maximize current income while attempting to maintain the highest degree of safety and liquidity.

         Thank you for the trust you have placed in us. Rest assured that we will continue to work diligently on your behalf.

6

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA TREASURY MONEY MARKET TRUST (Ticker Symbol: UATXX)

OBJECTIVE
--------------------------------------------------------------------------------

         Maximum current income while maintaining the highest degree of safety and liquidity.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in U.S. government securities with maturities of 397 days or less; normally at least 80% of the Fund's investments will be in U.S. Treasury bills, notes, and bonds, and repurchase agreements collateralized by these instruments.

--------------------------------------------------------------------------------
                                          11/30/07                   5/31/07
--------------------------------------------------------------------------------
Net Assets                             $216.7 Million             $190.2 Million
Net Asset Value Per Share                  $1.00                      $1.00

--------------------------------------------------------------------------------
           AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 11/30/07
--------------------------------------------------------------------------------
5/31/07 TO 11/30/07*       1 YEAR       5 YEARS       10 YEARS       7-DAY YIELD
       2.18%               4.64%         2.64%          3.42%           3.29%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

         TOTAL RETURN EQUALS INCOME RETURN AND ASSUMES REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT ADJUSTMENTS MADE TO THE ENCLOSED FINANCIAL STATEMENTS IN ACCORDANCE WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. YIELDS AND RETURNS FLUCTUATE. THE SEVEN-DAY YIELD QUOTATION MORE CLOSELY REFLECTS CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN QUOTATION.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                  7-DAY YIELD COMPARISON

             [CHART OF 7-DAY YIELD COMPARISON]

                      USAA TREASURY
                       MONEY MARKET              iMONEYNET
                          TRUST                   AVERAGE
11/28/2006                4.77%                    4.44%
12/26/2006                4.77                     4.41
 1/30/2007                4.75                     4.40
 2/27/2007                4.76                     4.44
 3/27/2007                4.78                     4.46
 4/24/2007                4.75                     4.40
 5/29/2007                4.77                     4.34
 6/26/2007                4.65                     4.24
 7/31/2007                4.80                     4.32
 8/28/2007                3.74                     3.56
 9/25/2007                4.15                     3.73
10/30/2007                4.15                     3.64
11/27/2007                3.81                     3.37

                        [END CHART]

         DATA REPRESENT THE LAST TUESDAY OF EACH MONTH. ENDING DATE 11/27/07.

         The graph tracks the Fund's seven-day yield against the iMoneyNet, Inc. average for all retail money market funds that hold U.S. Treasuries and repos backed by the U.S. Treasury and all retail money market funds that hold 100% in U.S. Treasuries.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

                        CUMULATIVE PERFORMANCE OF $10,000

                        [CHART OF CUMULATIVE PERFORMANCE]

                                             USAA TREASURY
                                             MONEY MARKET
                                                 TRUST
11/30/97                                      $10,000.00
12/31/97                                       10,046.77
01/31/98                                       10,089.19
02/28/98                                       10,128.70
03/31/98                                       10,174.09
04/30/98                                       10,216.79
05/31/98                                       10,258.07
06/30/98                                       10,304.16
07/31/98                                       10,349.10
08/31/98                                       10,394.23
09/30/98                                       10,437.74
10/31/98                                       10,478.10
11/30/98                                       10,519.33
12/31/98                                       10,559.80
01/31/99                                       10,597.29
02/28/99                                       10,633.61
03/31/99                                       10,676.80
04/30/99                                       10,716.18
05/31/99                                       10,752.63
06/30/99                                       10,795.49
07/31/99                                       10,835.85
08/31/99                                       10,879.60
09/30/99                                       10,921.96
10/31/99                                       10,963.35
11/30/99                                       11,010.69
12/31/99                                       11,056.55
01/31/00                                       11,102.71
02/29/00                                       11,148.37
03/31/00                                       11,198.62
04/30/00                                       11,245.29
05/31/00                                       11,301.11
06/30/00                                       11,355.04
07/31/00                                       11,411.96
08/31/00                                       11,469.55
09/30/00                                       11,524.28
10/31/00                                       11,585.01
11/30/00                                       11,642.78
12/31/00                                       11,698.49
01/31/01                                       11,758.57
02/28/01                                       11,806.43
03/31/01                                       11,855.94
04/30/01                                       11,903.29
05/31/01                                       11,945.59
06/30/01                                       11,982.80
07/31/01                                       12,021.41
08/31/01                                       12,056.18
09/30/01                                       12,082.21
10/31/01                                       12,107.38
11/30/01                                       12,127.16
12/31/01                                       12,142.71
01/31/02                                       12,157.34
02/28/02                                       12,171.08
03/31/02                                       12,185.23
04/30/02                                       12,199.23
05/31/02                                       12,212.86
06/30/02                                       12,226.02
07/31/02                                       12,240.52
08/31/02                                       12,255.74
09/30/02                                       12,268.52
10/31/02                                       12,282.64
11/30/02                                       12,293.93
12/31/02                                       12,304.25
01/31/03                                       12,314.64
02/28/03                                       12,323.55
03/31/03                                       12,332.58
04/30/03                                       12,341.80
05/31/03                                       12,351.33
06/30/03                                       12,359.11
07/31/03                                       12,365.82
08/31/03                                       12,372.66
09/30/03                                       12,378.71
10/31/03                                       12,385.93
11/30/03                                       12,392.02
12/31/03                                       12,398.95
01/31/04                                       12,405.50
02/29/04                                       12,411.18
03/31/04                                       12,417.36
04/30/04                                       12,423.76
05/31/04                                       12,429.23
06/30/04                                       12,435.41
07/31/04                                       12,444.27
08/31/04                                       12,453.98
09/30/04                                       12,465.18
10/31/04                                       12,478.98
11/30/04                                       12,493.64
12/31/04                                       12,511.30
01/31/05                                       12,528.50
02/28/05                                       12,547.16
03/31/05                                       12,569.31
04/30/05                                       12,593.54
05/31/05                                       12,619.83
06/30/05                                       12,646.22
07/31/05                                       12,676.04
08/31/05                                       12,708.23
09/30/05                                       12,742.83
10/31/05                                       12,776.15
11/30/05                                       12,812.95
12/31/05                                       12,854.93
01/31/06                                       12,893.35
02/28/06                                       12,932.83
03/31/06                                       12,980.13
04/30/06                                       13,021.97
05/31/06                                       13,069.90
06/30/06                                       13,120.88
07/31/06                                       13,169.80
08/31/06                                       13,222.77
09/30/06                                       13,276.14
10/31/06                                       13,328.10
11/30/06                                       13,380.24
12/31/06                                       13,437.51
01/31/07                                       13,488.28
02/28/07                                       13,537.44
03/31/07                                       13,594.15
04/30/07                                       13,645.82
05/31/07                                       13,700.84
06/30/07                                       13,755.08
07/31/07                                       13,808.79
08/31/07                                       13,864.11
09/30/07                                       13,908.47
10/31/07                                       13,957.92
11/30/07                                       14,003.12

                      [END CHART]

         DATA FROM 11/30/97 THROUGH 11/30/07.

         The graph illustrates a hypothetical $10,000 investment in the USAA Treasury Money Market Trust.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INCOME MAY BE SUBJECT TO FEDERAL, STATE, OR LOCAL TAXES, OR TO THE ALTERNATIVE MINIMUM TAX. FOR SEVEN-DAY YIELD INFORMATION, PLEASE REFER TO PAGE 7.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                     ASSET ALLOCATION
                        11/30/2007

            [PIE CHART OF ASSET ALLOCATION]

Repurchase Agreements                          93.4%
U.S. Treasury Bills                             6.4%

                       [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

PRINCIPAL
   AMOUNT    SECURITY                                                                         VALUE
---------------------------------------------------------------------------------------------------
             U.S. TREASURY BILLS (6.4%)(A)

  $ 5,000    4.22%, 12/06/2007                                                             $  4,997
    3,000    3.74%, 12/13/2007                                                                2,996
    3,000    3.69%, 12/27/2007                                                                2,992
    3,000    3.74%, 2/07/2008                                                                 2,979
                                                                                           --------
             Total U.S. Treasury Bills (cost: $13,964)                                       13,964
                                                                                           --------
             REPURCHASE AGREEMENTS (93.4%)

   35,000    Credit Suisse First Boston Corp., 3.20%, acquired on 11/29/2007 and due 12/06/2007 at $35,000 (collateralized by $32,220 of
                U.S. Treasury Inflation Index Bonds(b), 1.88%, due 7/15/2015;
                market value $35,704)                                                        35,000
   39,000    Credit Suisse First Boston Corp., 4.30%, acquired 11/30/2007 and due 12/03/2007 at $39,000 (collateralized by $39,521 of
                Government National Mortgage Assn.(c), 5.00% - 5.50%,
                due 2/15/2035 - 7/20/2037; market value $39,781)                             39,000
   43,289    Deutsche Bank  Securities,  3.15%,  acquired  11/30/2007 and due
                12/03/2007  at  $43,289   (collateralized  by  $28,108  of  U.S.
                Treasury  Notes,  4.38% - 8.75%(e),  due 12/31/2007 - 5/15/2017;
                $37,316 of U.S. Treasury STRIPS, 4.50% - 4.57%(d), due
                11/15/2026 - 8/15/2029; combined market value $44,154)                       43,289
   20,000    Deutsche Bank  Securities,  3.20%,  acquired  11/29/2007 and due
                12/06/2007  at  $20,000   (collateralized  by  $12,986  of  U.S.
                Treasury  Notes,  4.38% - 8.75%(e),  due 12/31/2007 - 5/15/2017;
                $17,240 of U.S. Treasury STRIPS, 4.50% - 4.57%(d), due
                11/15/2026 - 8/15/2029; combined market value $20,400)                       20,000
   65,000    UBS Securities LLC, 3.00%, acquired on 11/30/2007 and due
                12/03/2007 at $65,000 (collateralized by $57,742 of U.S.
                Treasury Notes, 4.63% - 6.13%(e), due 8/31/2011 - 11/15/2027;
                market value $66,304)                                                        65,000
                                                                                           --------
             Total Repurchase Agreements (cost: $202,289)                                   202,289
                                                                                           --------

             TOTAL INVESTMENTS (COST: $216,253)                                            $216,253
                                                                                           ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The cost of securities at November 30, 2007, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.

         (b) U.S. Treasury inflation-indexed notes/bonds - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

         (c) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (e) Rates for U.S. Treasury notes represent the stated coupon payment rate at time of issuance.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

ASSETS
   Investments in securities (amortized cost approximates market value)       $ 13,964
   Investments in repurchase agreements (cost approximates market value)       202,289
   Receivables:
      Capital shares sold                                                        1,241
      Interest                                                                      23
                                                                              --------
         Total assets                                                          217,517
                                                                              --------
LIABILITIES
   Payables:
      Capital shares redeemed                                                      726
      Dividends on capital shares                                                   16
   Accrued management fees                                                          22
   Other accrued expenses and payables                                              44
                                                                              --------
         Total liabilities                                                         808
                                                                              --------
             Net assets applicable to capital shares outstanding              $216,709
                                                                              ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                            $216,709
                                                                              ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                             216,709
                                                                              ========
   Net asset value, redemption price, and offering price per share            $   1.00
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED)

INVESTMENT INCOME
   Interest income                                            $4,868
                                                              ------
EXPENSES
   Management fees                                               127
   Administration and servicing fees                             102
   Transfer agent's fees                                         128
   Custody and accounting fees                                    21
   Postage                                                        14
   Shareholder reporting fees                                     14
   Trustees' fees                                                  4
   Registration fees                                              25
   Professional fees                                              24
   Other                                                           5
                                                              ------
      Total expenses                                             464
   Expenses paid indirectly                                       (3)
                                                              ------
      Net expenses                                               461
                                                              ------
NET INVESTMENT INCOME                                         $4,407
                                                              ======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA TREASURY MONEY MARKET TRUST
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2007 (UNAUDITED),
AND YEAR ENDED MAY 31, 2007

                                                             11/30/2007       5/31/2007
                                                             --------------------------
FROM OPERATIONS
  Net investment income                                        $  4,407       $   8,976
                                                               ------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                         (4,407)         (8,976)
                                                               ------------------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                      94,278         129,996
  Reinvested dividends                                            4,258           8,652
  Cost of shares redeemed                                       (71,999)       (134,037)
                                                               ------------------------
     Increase in net assets from capital share transactions      26,537           4,611
                                                               ------------------------
  Net increase in net assets                                     26,537           4,611

NET ASSETS
  Beginning of period                                           190,172         185,561
                                                               ------------------------
  End of period                                                $216,709       $ 190,172
                                                               ========================
CHANGE IN SHARES OUTSTANDING
  Shares sold                                                    94,278         129,996
  Shares issued for dividends reinvested                          4,258           8,652
  Shares redeemed                                               (71,999)       (134,037)
                                                               ------------------------
     Increase in shares outstanding                              26,537           4,611
                                                               ========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Treasury Money Market Trust (the
         Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to provide maximum current income while maintaining the highest degree of safety and liquidity.

            A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

               1. Pursuant  to Rule 2a-7 under the 1940 Act,  securities  in the
                  Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

               2. Repurchase  agreements are valued at cost, which  approximates market value.

               3. Securities for which  valuations are not readily  available or are considered unreliable are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

            B. FEDERAL  TAXES  -  The  Fund's  policy  is  to  comply  with  the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

16

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

            C. INVESTMENTS IN SECURITIES - Security  transactions  are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Interest income is recorded daily on the accrual basis. Premiums and discounts are amortized over the life of the respective securities using the straight-line method.

            D. REPURCHASE  AGREEMENTS  - The  Fund  may  enter  into  repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S.
               government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

            E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -
               Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund had no delayed-delivery or when-issued commitments as of November 30, 2007.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

            F. EXPENSES PAID INDIRECTLY - Through  arrangements  with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2007, these custodian and other bank credits reduced the Fund's expenses by $3,000.

            G. INDEMNIFICATIONS  - Under the Trust's  organizational  documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

            H. USE OF ESTIMATES - The  preparation  of financial  statements  in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2007, the Fund paid CAPCO facility fees of less than $500, which represents 0.5% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2007.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2008, in accordance with applicable tax law.

         Net investment income is accrued daily as dividends and distributed to shareholders monthly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

            A. MANAGEMENT FEES - The Manager  carries out the Fund's  investment policies and manages the Fund's portfolio. The Fund's management fees are accrued daily and paid monthly at an annualized rate of 0.125% of the Fund's average net assets for the fiscal year. For the six-month period ended November 30, 2007, the Fund incurred management fees, paid or payable to the Manager, of $127,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

            B. ADMINISTRATION  AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.10% of the Fund's average net assets. For the six-month period ended November 30, 2007, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $102,000.

               In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2007, the Fund reimbursed the Manager $2,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

            C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,  d/b/a USAA
               Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2007, the Fund incurred transfer agent's fees, paid or payable to SAS, of $128,000.

            D. UNDERWRITING   SERVICES   -  The   Manager   provides   exclusive
               underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(6) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

            A. FASB INTERPRETATION NO. 48, "ACCOUNTING FOR UNCERTAINTY IN INCOME
               TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. The Manager has determined that the adoption of FIN 48 will not result in a material impact to the Fund's net assets, results of operations, or financial statement disclosures.

            B. STATEMENT ON FINANCIAL  ACCOUNTING STANDARDS NO. 157, "FAIR VALUE
               MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2007, the Fund does not believe the adoption of FAS 157 will impact the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

               amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

            C. STATEMENT ON FINANCIAL  ACCOUNTING  STANDARDS  NO. 159, "THE FAIR
               VALUE OPTION FOR FINANCIAL ASSETS AND FINANCIAL LIABILITIES" (FAS
               159) - In February 2007, FASB issued FAS 159. In summary, FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. FAS 159 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Manager is in the process of evaluating the impact of FAS 159 and is not yet in a position to determine whether it will avail itself of the fair value option.

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007 (UNAUDITED)

(7) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                        SIX-MONTH
                                       PERIOD ENDED
                                       NOVEMBER 30,                      YEAR ENDED MAY 31,
                                       -------------------------------------------------------------------------
                                           2007         2007         2006         2005         2004         2003
                                       -------------------------------------------------------------------------
Net asset value at
   beginning of period                 $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       -------------------------------------------------------------------------
Income from investment
   operations:
   Net investment income                    .02          .05          .04          .02          .01          .01
Less distributions from:
   Net investment income                   (.02)        (.05)        (.04)        (.02)        (.01)        (.01)
                                       -------------------------------------------------------------------------
Net asset value at end of period       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
                                       =========================================================================
Total return (%)*                          2.19         4.83         3.57         1.53          .63         1.14
Net assets at
   end of period (000)                 $216,709     $190,172     $185,561     $173,983     $188,762     $205,558
Ratios to average net assets:
   Expenses (%)**(b)                        .46(a)       .48          .46          .45          .43          .43
   Net investment income (%)**             4.33(a)      4.72         3.52         1.50          .63         1.13

  * Assumes reinvestment of all net investment income distributions during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the iMoneyNet return.
 ** For the six-month  period ended  November 30, 2007,  average net assets were
    $203,720,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2007, through November 30, 2007.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

24

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (UNAUDITED)
               (continued)

USAA TREASURY MONEY MARKET TRUST
NOVEMBER 30, 2007

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                             EXPENSES PAID
                                      BEGINNING            ENDING            DURING PERIOD*
                                    ACCOUNT VALUE      ACCOUNT VALUE         JUNE 1, 2007 -
                                     JUNE 1, 2007     NOVEMBER 30, 2007     NOVEMBER 30, 2007
                                    ---------------------------------------------------------
Actual                                $1,000.00           $1,021.90               $2.33

Hypothetical
   (5% return before expenses)         1,000.00            1,022.70                2.33

         *Expenses are equal to the Fund's annualized expense ratio of 0.46%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 2.19% for the six-month period of June 1, 2007, through November 30, 2007.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
            UNDERWRITER, AND    San Antonio, Texas 78265-9825
                 DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                 MUTUAL FUND    LEARN MORE NOW
           SELF-SERVICE 24/7    At "Products & Services" click
                 AT USAA.COM    "Investments" then "Mutual Funds"

                                View account balance, transactions, fund prices, or exchange/redeem fund shares. Go to "My Accounts" then "Investments"

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-USAA; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

-------------------------------------------------------------------------------

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                                                                     U.S.
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               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23416-0108                                   (C)2008, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2007

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-24-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    01-28-2008
         ------------------------------


By:*     DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    01-24-2008
         ------------------------------


*Print the name and title of each signing officer under his or her signature.